Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

April 2, 2012

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:       Lincoln National Variable Annuity Account C
Multi-Fund
(File Nos. 811-03214; 033-25990)

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln National Variable Annuity Account C (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of prospectus, including supplements, for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus, including supplements, contained in the most recent post-effective amendment filed electronically on March 30, 2012.

Sincerely,

Scott C. Durocher
Counsel